Standards Issued but Not Yet Effective - Schedule of Significant Effects of Adopting New Standards (Detail) - USD ($) $ in Thousands	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Contract assets - current	$ 162
Gross amounts due from customers for contract work-in-progress		$ 162	$ 2,045
Trade receivables	112,419	112,403	79,472
Other non-current financial assets – available for sale		2,747	2,765
Financial assets at fair value through other comprehensive income	2,747
Deferred income tax assets	3,026	3,022	3,114
Total affected assets	118,354	118,334
Contract liabilities - current	113
Total affected liabilities	113
Retained earnings	53,257	53,350	$ 46,012
Total affected equity	53,257	53,350
Total affected liabilities and equity	53,370	$ 53,350
Effect Of Adoption Of New Standards [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Contract assets - current	162
Gross amounts due from customers for contract work-in-progress	(162)
Trade receivables	16
Other non-current financial assets – available for sale	(2,747)
Financial assets at fair value through other comprehensive income	2,747
Deferred income tax assets	4
Total affected assets	20
Contract liabilities - current	113
Total affected liabilities	113
Retained earnings	(93)
Total affected equity	(93)
Total affected liabilities and equity	$ 20